Revenue and Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2021
Default Root [Abstract]
Summary of Revenues and Other Operating Income

	For the years ended December 31,
Revenues	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Energy sales (1)	12,807,702	9,655,212	11,282,254
Generation	3,850,268	2,144,039	2,091,002
Regulated customers	763,612	397,653	450,145
Unregulated customers	1,401,833	883,045	1,045,965
Spot market sales	1,678,503	852,363	577,579
Other customers	6,320	10,978	17,313
Distribution	8,957,434	7,511,173	9,191,252
Residential	5,477,397	4,334,457	5,038,300
Business	1,978,044	1,760,922	2,302,100
Industrial	683,424	685,246	872,531
Other customers	818,569	730,548	978,321

Other sales	48,589	36,968	58,752
Gas sales	20,690	24,145	39,815
Other fuel sales	10,647	6,861	9,037
Sales of goods and services	17,252	5,962	9,900

Revenue from other services	1,678,733	1,546,796	1,712,370
Tolls and transmission	1,393,406	1,280,994	1,433,538
Metering equipment leases	116	126	118
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	187,532	177,818	191,392
Other services	97,679	87,858	87,322

Total revenues	14,535,024	11,238,976	13,053,376

	For the years ended December 31,
Other Income	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Revenue from construction contracts	1,203,370	807,671	770,356
Income from Regulatory agreement (2)	—	17,842	261,185
Updating of financial assets related to electricity distribution concessions in Brazil (*)	246,750	99,071	73,345
Other	207,192	128,185	229,195
Total other income	1,657,312	1,052,769	1,334,081

(*)See Note 2.2.c.

(1)	As of December 31, 2021, an amount of ThUS$ 958,321 is included within this item, which corresponds to estimated and unbilled sales, which are related to estimates of energy sold in December 2021. As of December 31, 2020 and 2019, these amounts correspond to ThUS$ 1,051,011 and ThUS$ 803,499, respectively.
(2)	2020: see Note 34.6 (ii) Framework Agreement.